BPV Core Diversification Fund
Summary of the BPV Core Diversification Fund – Institutional Shares
Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Core Diversification Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Core Diversification Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.82%
Acquired Fund Fees and Expenses	[1]	0.24%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver and/or Expense Reimbursement	[2]	(0.57%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.24%
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Core Diversification Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Institutional Shares of the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BPV Core Diversification Fund Institutional Shares	126	514	926	2,077

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2012)
Lowest	-1.15% (quarter ended June 30, 2012)
Year to Date	-0.58% (quarter ended June 30, 2013)

Average Annual Total Returns - (For the Period Ended December 31, 2012)
Average Annual Total Returns BPV Core Diversification Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]	3.95%	3.81%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions	[1]	3.81%	3.65%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.66%	3.18%	Oct 5, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		16.00%	22.21%	Oct 5, 2011
BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)		3.68%	4.00%	Oct 5, 2011
DJUBS Commodity TR Index (reflects no deduction for fees, expenses or taxes)		(1.06%)	(0.69%)	Oct 5, 2011
[1]	The Core Diversification Fund Institutional Class commenced operations on October 5, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Wealth Preservation Fund
Summary of the BPV Wealth Preservation Fund – Institutional Shares
Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Wealth Preservation Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Wealth Preservation Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.36%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		2.20%
Fee Waiver and/or Expense Reimbursement	[2]	(1.11%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.09%
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Institutional Shares of the Wealth Preservation Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Institutional Shares of the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BPV Wealth Preservation Fund Institutional Shares	111	581	1,077	2,444

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest	1.60% (quarter ended March 31, 2012)
Lowest	0.49% (quarter ended December 31, 2012)
Year to Date	0.78% (quarter ended June 30, 2013)

Average Annual Total Returns - (For the Period Ended December 31, 2012)
Average Annual Total Returns BPV Wealth Preservation Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]	3.40%	2.92%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions	[1]	3.30%	2.74%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.32%	2.42%	Oct 5, 2011
BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)		0.44%	0.51%	Oct 5, 2011
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	4.44%	Oct 5, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		16.00%	22.21%	Oct 5, 2011
[1]	The BPV Wealth Preservation Fund Institutional Class commenced operations on October 5, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Core Diversification Fund
Summary of the BPV Core Diversification Fund – Advisor Shares
Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Core Diversification Fund Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Core Diversification Fund Advisor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.65%
Other Expenses	[1]	0.82%
Acquired Fund Fees and Expenses	[2]	0.24%
Total Annual Fund Operating Expenses		2.46%
Fee Waiver and/or Expense Reimbursement	[1][3]	(0.57%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	1.89%
[1]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Advisor Share class, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Core Diversification Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Advisor Shares of the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BPV Core Diversification Fund Advisor Shares	192	712	1,258	2,749

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. Advisor Shares would have substantially similar annual returns as Institutional Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Advisor Shares and Institutional Shares do not have the same expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2012)
Lowest	-1.15% (quarter ended June 30, 2012)
Year to Date	-0.58% (quarter ended June 30, 2013)

Average Annual Total Returns - (For the Period Ended December 31, 2012)
Average Annual Total Returns BPV Core Diversification Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]	3.95%	3.81%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions	[1]	3.81%	3.65%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.66%	3.18%	Oct 5, 2011
Advisor Shares	[2]	none	none	Dec 31, 2012
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		16.00%	22.21%	Oct 5, 2011
BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)		3.68%	4.00%	Oct 5, 2011
DJUBS Commodity TR Index (reflects no deduction for fees, expenses or taxes)		(1.06%)	(0.69%)	Oct 5, 2011
[1]	The BPV Core Diversification Fund Institutional Shares commenced operations on October 5, 2011
[2]	The BPV Core Diversification Fund Advisor Shares commenced operations on December 31, 2012; performance information provided in the above bar chart and table is for the Institutional Shares because the Advisor Shares have not had a full calendar year of performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Wealth Preservation Fund
Summary of the BPV Wealth Preservation Fund - Advisor Shares
Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BPV Wealth Preservation Fund Advisor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BPV Wealth Preservation Fund Advisor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.65%
Other Expenses	[1]	1.36%
Acquired Fund Fees and Expenses	[2]	0.09%
Total Annual Fund Operating Expenses		2.85%
Fee Waiver and/or Expense Reimbursement	[1][3]	(1.11%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][3]	1.74%
[1]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Advisor Share class, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Wealth Preservation Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Advisor Shares of the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BPV Wealth Preservation Fund Advisor Shares	177	778	1,405	3,092

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. Advisor Shares would have substantially similar annual returns as Institutional Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Advisor Shares and Institutional Shares do not have the same expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest	1.60% (quarter ended March 31, 2012)
Lowest	0.49% (quarter ended December 31, 2012)
Year to Date	0.78% (quarter ended June 30, 2013)

Average Annual Total Returns - (For the Period Ended December 31, 2012)
Average Annual Total Returns BPV Wealth Preservation Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]	3.40%	2.92%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions	[1]	3.30%	2.74%	Oct 5, 2011
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.32%	2.42%	Oct 5, 2011
Advisor Shares	[2]	none	none	Dec 31, 2012
BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)		0.44%	0.51%	Oct 5, 2011
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	4.44%	Oct 5, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		16.00%	22.21%	Oct 5, 2011
[1]	The BPV Wealth Preservation Fund Institutional Shares commenced operations on October 5, 2011
[2]	The BPV Wealth Preservation Fund Advisor Shares commenced operations on December 31, 2012; performance information provided in the above bar chart and table is for the Institutional Shares because the Advisor Shares have not had a full calendar year of performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	BPV Family of Funds
CIK	dei_EntityCentralIndexKey	0001526407
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul 19, 2013
Effective Date	dei_DocumentEffectiveDate	Jul 19, 2013
Prospectus Date	rr_ProspectusDate	Jul 19, 2013
BPV Core Diversification Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Core Diversification Fund – Institutional Shares
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Core Diversification Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Institutional Shares of the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2012)
Lowest	-1.15% (quarter ended June 30, 2012)
Year to Date	-0.58% (quarter ended June 30, 2013)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(0.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.15%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Core Diversification Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Core Diversification Fund | BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Core Diversification Fund | DJUBS Commodity TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Core Diversification Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	514
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	926
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,077
2012	rr_AnnualReturn2012	3.95%
1 Year	rr_AverageAnnualReturnYear01	3.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[3]
BPV Core Diversification Fund | Institutional Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.81%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[3]
BPV Core Diversification Fund | Institutional Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[3]
BPV Wealth Preservation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Wealth Preservation Fund – Institutional Shares
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Institutional Shares of the Wealth Preservation Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Institutional Shares of the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money	rr_RiskLoseMoney	An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	1.60% (quarter ended March 31, 2012)
Lowest	0.49% (quarter ended December 31, 2012)
Year to Date	0.78% (quarter ended June 30, 2013)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.49%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Wealth Preservation Fund | BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Wealth Preservation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Wealth Preservation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Wealth Preservation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	111
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	581
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,077
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,444
2012	rr_AnnualReturn2012	2.92%
1 Year	rr_AverageAnnualReturnYear01	3.40%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[5]
BPV Wealth Preservation Fund | Institutional Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.30%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[5]
BPV Wealth Preservation Fund | Institutional Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[5]
BPV Core Diversification Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Core Diversification Fund – Advisor Shares
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Core Diversification Fund is to seek long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Advisor Share class, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Core Diversification Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Advisor Shares of the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (ETFs), other exchange-traded products (ETPs), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (ETNs)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (REITs), master limited partnerships (MLPs) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Real Estate Investment Trust (REIT) Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. Advisor Shares would have substantially similar annual returns as Institutional Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Advisor Shares and Institutional Shares do not have the same expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The BPV Core Diversification Fund Advisor Shares commenced operations on December 31, 2012; performance information provided in the above bar chart and table is for the Institutional Shares because the Advisor Shares have not had a full calendar year of performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2012)
Lowest	-1.15% (quarter ended June 30, 2012)
Year to Date	-0.58% (quarter ended June 30, 2013)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(0.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.15%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Core Diversification Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Core Diversification Fund | BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Core Diversification Fund | DJUBS Commodity TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Core Diversification Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVDX
2012	rr_AnnualReturn2012	3.95%
1 Year	rr_AverageAnnualReturnYear01	3.95%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[6]
BPV Core Diversification Fund | Institutional Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.81%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[6]
BPV Core Diversification Fund | Institutional Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[6]
BPV Core Diversification Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPADX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2],[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[2],[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	192
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	712
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,258
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,749
1 Year	rr_AverageAnnualReturnYear01	none	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2012	[8]
BPV Wealth Preservation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Wealth Preservation Fund - Advisor Shares
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Wealth Preservation Fund is to simultaneously seek capital preservation while generating long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Advisor Share class, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Advisor Shares of the Wealth Preservation Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Advisor Shares of the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (ETPs) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partnership (MLP) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money	rr_RiskLoseMoney	An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. Advisor Shares would have substantially similar annual returns as Institutional Shares because (i) both classes of shares are invested in the same portfolio of securities and (ii) the annual returns would differ only to the extent that Advisor Shares and Institutional Shares do not have the same expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The BPV Core Diversification Fund Advisor Shares commenced operations on December 31, 2012; performance information provided in the above bar chart and table is for the Institutional Shares because the Advisor Shares have not had a full calendar year of performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Quarterly Returns During This Time Period
Highest	1.60% (quarter ended March 31, 2012)
Lowest	0.49% (quarter ended December 31, 2012)
Year to Date	0.78% (quarter ended June 30, 2013)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.49%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Wealth Preservation Fund | BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Wealth Preservation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Wealth Preservation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
BPV Wealth Preservation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVPX
2012	rr_AnnualReturn2012	3.40%
1 Year	rr_AverageAnnualReturnYear01	3.40%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[9]
BPV Wealth Preservation Fund | Institutional Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.30%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[9]
BPV Wealth Preservation Fund | Institutional Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011	[9]
BPV Wealth Preservation Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[4],[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[4],[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	177
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	778
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,405
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,092
1 Year	rr_AverageAnnualReturnYear01	none	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2012	[10]

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.
[3]	The Core Diversification Fund Institutional Class commenced operations on October 5, 2011
[4]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees' approval.
[5]	The BPV Wealth Preservation Fund Institutional Class commenced operations on October 5, 2011
[6]	The BPV Core Diversification Fund Institutional Shares commenced operations on October 5, 2011
[7]	The operating expenses in this fee table do not correlate to the expense ratio in the financial highlights for the Advisor Share class, but rather reflect the Fund's current (i) expense levels and (ii) expense limitation agreement.
[8]	The BPV Core Diversification Fund Advisor Shares commenced operations on December 31, 2012; performance information provided in the above bar chart and table is for the Institutional Shares because the Advisor Shares have not had a full calendar year of performance.
[9]	The BPV Wealth Preservation Fund Institutional Shares commenced operations on October 5, 2011
[10]	The BPV Wealth Preservation Fund Advisor Shares commenced operations on December 31, 2012; performance information provided in the above bar chart and table is for the Institutional Shares because the Advisor Shares have not had a full calendar year of performance.